Discontinued Operation (Tables)	6 Months Ended
Jun. 30, 2013
Discontinued Operation Additional Disclosures [Abstract]
Composition from Discontinued Operation
The following is the composition from discontinued operation:

	Six months ended June 30,
	2013	2012

Revenues	$—	$7,122

Cost of revenues	16	6,071

Gross profit	(16)	1,051

Research and development costs	—	652
Selling, general, and administrative expenses	2	845
Loss on realization of shareholdings	372	703

Operating loss	(390)	(1,149)
Financial expenses , net	9	3

Profit before provision for income taxes	(399)	(1,152)
Provision for income taxes	—	12

Net loss	$(399)	$(1,164)

Summary of Major Classes of Assets and Liabilities from Discontinued Operation
Herein are the following major classes of assets and liabilities associated with BridgeQuest as of December 31, 2012:

December 31, 2012

Assets of discontinued operation:
Account receivable	$544
Other assets	$247
$791
Liabilities of discontinued operation:
Account payable	$467